Organization and Principal Activities - VIE Arrangements (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 2,317,488	$ 356,191		¥ 1,411,000	$ 216,867	¥ 1,843,233	¥ 1,115,738
Restricted cash	90,149	13,856		167,751
Short-term investments	1,395,694	214,514		361,499
Accounts receivable	621,272	95,488		600,885
Prepayments and other current assets	918,243	141,131		571,306
Due from related parties	54,052	8,308		44,278
Deferred tax assets				15,527
Total current assets	5,396,898	829,488		3,172,246
Property and equipment, net	89,137	13,700		117,439
Intangible assets, net	70,225	10,793		227,251
Goodwill	634,157	97,468	¥ 939,716	943,922		¥ 617,863
Investment in equity investees	149,969	23,050		100,063
Other long-term investments	1,002,721	154,115		877,094
Other non-current assets	42,966	6,604		28,310
Deferred tax assets	57,642	8,859		74,809
Total non-current assets	2,052,033	315,391		2,368,888
Total assets	7,448,931	1,144,879		5,541,134
Accounts payable	164,537	25,289		194,882
Accrued expenses and other current liabilities	1,532,489	235,539		1,408,419
Due to related parties	81,810	12,574		71,167
Income tax payable	50,614	7,779		12,209
Total current liabilities	2,165,754	332,870		2,066,221
Other non-current liabilities	54,574	8,388		42,500
Total non-current liabilities	127,967	19,668		273,735
Total liabilities	2,293,721	352,538		2,339,956
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	48,414	7,441		40,485
Restricted cash	19,374	2,978		3,480
Short-term investments				26,250
Accounts receivable	20,807	3,198		18,027
Prepayments and other current assets	152,508	23,440		147,670
Due from related parties	276,729	42,532		272,740
Deferred tax assets				7,324
Total current assets	517,832	79,589		515,976
Property and equipment, net	28,560	4,390		45,544
Intangible assets, net	4,575	703		7,085
Goodwill	962	148		962
Investment in equity investees	29,149	4,480		34,740
Other long-term investments	75,743	11,641		62,565
Other non-current assets	2,733	420		2,833
Deferred tax assets	18,397	2,828		11,002
Total non-current assets	160,119	24,610		164,731
Total assets	677,951	104,199		680,707
Accounts payable	23,654	3,636		27,111
Accrued expenses and other current liabilities	91,097	14,001		105,445
Due to related parties	407,326	62,605		420,219
Income tax payable	1,468	226		779
Total current liabilities	523,545	80,468		553,554
Other non-current liabilities	4,134	635		1,304
Total non-current liabilities	4,134	635		1,304
Total liabilities	¥ 527,679	$ 81,103		¥ 554,858